Balance Sheet Components - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 61,121	$ 50,819
Less: Accumulated depreciation and amortization	(36,315)	(27,660)
Property and equipment, net	24,806	23,159
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	54,935	46,078
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,096	2,867
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,837	1,618
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 253	$ 256